SUPPLEMENT DATED SEPTEMBER 30, 2011

TO PROSPECTUS DATED APRIL 29, 2011
FOR SUN LIFE FINANCIAL MASTERS I SHARE

ISSUED BY SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

This supplement updates the above-referenced prospectus (the “Prospectus”) to reflect changes in the variable investment options available under the flexible payment deferred annuity contracts and certificates (collectively, “Contracts”) described in the Prospectus. Please read this supplement carefully and keep it with your Prospectus for future reference.

Effective October 31, 2011, Sun Life Assurance Company of Canada (U.S.) is adding the following new variable investment options under the Contracts. The list of the available investment options appearing on the first page, and under the section entitled “VARIABLE ACCOUNT OPTIONS: THE FUNDS,” of your Prospectus is revised accordingly. Please consult with your registered representative to obtain prospectuses with more detailed information about these investment options. You should read those prospectuses, as well as your Prospectus, carefully before you invest, and keep them for future reference.

Large-Cap Equity Funds	Asset Allocation Funds
JPMorgan Insurance Trust U.S. Equity Portfolio, Class 2	Franklin Income Securities Fund, Class 4
MFS® Growth Portfolio, Service Class	PIMCO All Asset Portfolio, Advisor Class
Mutual Shares Securities Fund, Class 4	Putnam VT Absolute Return 500 Fund, Class IB
Putnam VT Equity Income Fund, Class IB	Emerging Markets Bond Fund
Universal Institutional Funds, Inc. - Growth Portfolio, Class II	PIMCO Emerging Markets Bond Portfolio, Advisor Class
Small -Mid-Cap Equity Funds	Global Bond Fund
AllianceBernstein Small/Mid Cap Value Portfolio, Class B	Templeton Global Bond Securities Fund, Class 4
Small-Cap Equity Fund	Intermediate Term Bond Funds
Franklin Small Cap Value Fund, Class 4	JPMorgan Insurance Trust Core Bond Portfolio, Class 2
International/Global Equity Funds	MFS® Research Bond Series, Service Class
Invesco V.I. International Growth Fund, Series II	Multi-Sector Bond Fund
PIMCO EqS Pathfinder Portfolio, Advisor Class	Franklin Strategic Income Securities Fund, Class 4
Specialty Sector Commodity Fund
PIMCO CommodityRealReturn® Strategy Portfolio,
Advisor Class

In addition, the section entitled “VARIABLE ACCOUNT OPTIONS: THE FUNDS” is revised to incorporate the following investment management disclosures:

AllianceBernstein L.P. advises the AllianceBernstein Portfolio. Franklin Advisers, Inc. advises Franklin Income Securities Fund, Franklin Strategic Income Securities Fund, and Templeton Global Bond Securities Fund. Franklin Advisory Services, LLC advises Franklin Small Cap Value Securities Fund. Franklin Mutual Advisers, LLC advises Mutual Shares Securities Fund. Invesco Advisers, Inc. advises the Invesco Fund. J.P. Morgan Investment Management Inc. advises the JPMorgan Portfolios. Massachusetts Financial Services Company, our affiliate, advises the MFS® Series. Morgan Stanley Investment Management Inc. advises The Universal Institutional Funds, Inc. Portfolio. Pacific Investment Management Company LLC advises the PIMCO Portfolios; PIMCO All Asset Portfolio (sub-advised by Research Affiliates, LLC). Putnam Investment Management, LLC advises the Putnam Funds.

The following Funds will not available for new investment under Contracts issued on or after October 31, 2011:

AllianceBernstein International Growth Portfolio, Class B
Columbia Variable Portfolio - Marsico 21st Century Fund, Class 2
Columbia Variable Portfolio - Marsico International Opportunities Fund, Class 2
Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio, Service Class 2
Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio, Service Class 2
Franklin Income Securities Fund, Class 2
Franklin Small Cap Value Securities Fund, Class 2
Franklin Strategic Income Securities Fund, Class 2
MFS® Bond Portfolio, Service Class
Mutual Shares Securities Fund, Class 2
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class
PIMCO Emerging Markets Bond Portfolio, Administrative Class
Oppenheimer Capital Appreciation Fund/VA, Service Shares
Templeton Growth Securities Fund, Class 2

Masters I Share (US) 9/2011

On October 31, 2011, the list Designated Funds for all Contracts participating in Sun Income Advisor will be deleted and replaced with the following:

Asset Allocation Models	Funds
Build Your Own Portfolio	AllianceBernstein Dynamic Asset Allocation Portfolio, Class B
Blended Model	MFS® Global Tactical Allocation Portfolio, Service Class
PIMCO All Asset Portfolio, Advisor Class
Dollar-Cost Averaging Program Options	PIMCO Global Multi-Asset Portfolio, Advisor Class
6-Month DCA Period	Putnam VT Absolute Return 500 Fund, Class IB
12-Month DCA Period	SCSM Ibbotson Balanced Fund, Service Class
SCSM Ibbotson Conservative Fund, Service Class

On October 31, 2011, the following replaces the appendix to your Prospectus that describes the “Build Your Own Portfolio” program:

BUILD YOUR OWN PORTFOLIO

This Appendix sets forth the Funds and percentage limits that constitute the “build your own portfolio” program. This program is more fully described under “BUILD YOUR OWN PORTFOLIO” in the Prospectus. Briefly, if you comply with this program, the portfolio you build will satisfy the Designated Funds requirement under the Living Benefit. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the Living Benefit will be cancelled.

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%
JPMorgan Insurance Trust Core Bond Portfolio	AllianceBernstein Dynamic Asset Allocation Portfolio	AllianceBernstein Balanced Wealth Strategy Portfolio	Invesco Van Kampen V.I. Comstock Fund	AllianceBernstein Small/Mid Cap Value Portfolio	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	MFS® Global Tactical Allocation Portfolio	BlackRock Global Allocation V.I. Fund	JPMorgan Insurance Trust U.S. Equity Portfolio	Columbia Variable Portfolio - Marsico Growth Fund	Lazard Retirement Emerging Markets Equity Portfolio
MFS® Research Bond Series	PIMCO All Asset Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio	MFS® Emerging Markets Equity Portfolio
SCSM BlackRock Inflation Protected Bond Fund	PIMCO Global Multi-Asset Portfolio	Franklin Income Securities Fund	MFS® Core Equity Portfolio	Fidelity® Variable Insurance Products III - Mid Cap Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
SCSM Goldman Sachs Short Duration Fund	Putnam VT Absolute Return 500 Fund	Invesco Van Kampen V.I. Equity and Income Fund	MFS® Utilities Portfolio	First Eagle Overseas Variable Fund	PIMCO Emerging Markets Bond Portfolio
SCSM PIMCO Total Return Fund	SCSM Ibbotson Balanced Fund	MFS® Total Return Portfolio	MFS® Value Portfolio	Franklin Small Cap Value Securities Fund	SCSM PIMCO High Yield Fund
Sun Capital Investment Grade Bond Fund®	SCSM Ibbotson Conservative Fund	SCSM Ibbotson Growth Fund	Mutual Shares Securities Fund	Invesco V.I. International Growth Fund	Sun Capital Global Real Estate Fund
Sun Capital Money Market Fund®			Putnam VT Equity Income Fund	Invesco Van Kampen V.I. Mid Cap Value Fund	Templeton Global Bond Securities Fund
Wells Fargo Variable Trust - VT Total Return Bond Fund			SCSM BlackRock Large Cap Index Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio
			SCSM Davis Venture Value Fund	MFS® Growth Portfolio
			SCSM Goldman Sachs Mid Cap Value Fund	MFS® International Growth Portfolio
			SCSM Lord Abbett Growth & Income Fund	MFS® International Value Portfolio
MFS® Research International Portfolio
Oppenheimer Global Securities Fund/VA
PIMCO EqS Pathfinder Portfolio
SCSM AllianceBernstein International Value Fund
SCSM BlackRock International Index Fund
SCSM BlackRock Small Cap Index Fund

Masters I Share (US) 9/2011

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%
SCSM Columbia Small Cap Value Fund
SCSM Invesco Small Cap Growth Fund
SCSM WMC Blue Chip Mid Cap Fund
SCSM WMC Large Cap Growth Fund
Universal Institutional Funds Inc. - Growth Portfolio
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio

Masters I Share (US) 9/2011

For Contracts purchased prior to October 31, 2011, the following is the Build Your Own Portfolio model that applies to your Contract. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled.

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%
JPMorgan Insurance Trust Core Bond Portfolio	AllianceBernstein Dynamic Asset Allocation Portfolio	AllianceBernstein Balanced Wealth Strategy Portfolio	Invesco Van Kampen V.I. Comstock Fund	AllianceBernstein International Growth Portfolio	Franklin Strategic Income Securities Fund
MFS® Bond Portfolio	MFS® Global Tactical Allocation Portfolio	BlackRock Global Allocation V.I. Fund	JPMorgan Insurance Trust U.S. Equity Portfolio	AllianceBernstein Small/Mid Cap Value Portfolio	Lazard Retirement Emerging Markets Equity Portfolio
MFS® Government Securities Portfolio	PIMCO All Asset Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Columbia Variable Portfolio - Marsico Growth Fund	MFS® Emerging Markets Equity Portfolio
MFS® Research Bond Series	PIMCO Global Multi-Asset Portfolio	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	MFS® Core Equity Portfolio	Columbia Variable Portfolio - Marsico International Opportunities Fund	PIMCO CommodityRealReturn® Strategy Portfolio
SCSM BlackRock Inflation Protected Bond Fund	Putnam VT Absolute Return 500 Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	MFS® Utilities Portfolio	Columbia Variable Portfolio - Marsico 21st Century Fund	PIMCO Emerging Markets Bond Portfolio
SCSM Goldman Sachs Short Duration Fund	SCSM Ibbotson Balanced Fund	Franklin Income Securities Fund	MFS® Value Portfolio	Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio	SCSM PIMCO High Yield Fund
SCSM PIMCO Total Return Fund	SCSM Ibbotson Conservative Fund	Invesco Van Kampen V.I. Equity and Income Fund	Mutual Shares Securities Fund	Fidelity® Variable Insurance Products III - Mid Cap Portfolio	Sun Capital Global Real Estate Fund
Sun Capital Investment Grade Bond Fund®		MFS® Total Return Portfolio	Putnam VT Equity Income Fund	First Eagle Overseas Variable Fund	Templeton Global Bond Securities Fund
Sun Capital Money Market Fund®		SCSM Ibbotson Growth Fund	SCSM BlackRock Large Cap Index Fund	Franklin Small Cap Value Securities Fund
Wells Fargo Variable Trust - VT Total Return Bond Fund			SCSM Davis Venture Value Fund	Invesco V.I. International Growth Fund
			SCSM Goldman Sachs Mid Cap Value Fund	Invesco Van Kampen V.I. Mid Cap Value Fund
			SCSM Lord Abbett Growth & Income Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio
MFS® Growth Portfolio
MFS® International Growth Portfolio
MFS® International Value Portfolio
MFS® Research International Portfolio
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
PIMCO EqS Pathfinder Portfolio
SCSM AllianceBernstein International Value Fund
SCSM BlackRock International Index Fund
SCSM BlackRock Small Cap Index Fund
SCSM Columbia Small Cap Value Fund
SCSM Invesco Small Cap Growth Fund
SCSM WMC Blue Chip Mid Cap Fund

Masters I Share (US) 9/2011

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%
SCSM WMC Large Cap Growth Fund
Templeton Growth Securities Fund
Universal Institutional Funds Inc. - Growth Portfolio
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio

* * * * * *

Masters I Share (US) 9/2011